Condensed Consolidated Statement of Changes In Stockholders' (Deficit) Equity (Unaudited) - USD ($) $ in Thousands	Total	Series 1 Convertible Preferred Stock	Series 2 ConvertiblePreferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Due from Sysorex Consulting, Inc.	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-Controlling Interest
Balance at Dec. 31, 2014	$ 29,221			$ 0	$ 52,141		$ (666)	$ (18)	$ (20,640)	$ (1,596)
Balance, shares at Dec. 31, 2014				43,794
Common shares issued for services	455				455
Common shares issued for services, shares				781
Stock options granted to employees and consultants for services	958				958
Warrants granted to consultants for services	12				11
Returned shares from AirPatrol holdback	(695)					$ (695)
Returned shares from AirPatrol holdback, shares						(531)
Common shares issued for options exercised
Common shares issued for options exercised, shares				3
Common and preferred shares issued for net cash proceeds from a public offering	4,685				4,685
Common and preferred shares issued for net cash proceeds from a public offering, shares				11,667
Cumulative translation adjustment	49							49
Net loss	(11,729)								(11,719)	(10)
Balance at Dec. 31, 2015	22,956			$ 0	58,251	$ (695)	(666)	31	(32,359)	(1,606)
Balance, shares at Dec. 31, 2015				56,244		(531)
Series 1 redeemable convertible preferred stock issued	1,340	$ 1,340
Series 1 redeemable convertible preferred stock issued, shares		2,250
Common shares issued for services	71				71
Common shares issued for services, shares				433
Common shares issued for LightMiner Acquisition	2,896				2,895
Common shares issued for LightMiner Acquisition, shares				3,430
Stock options granted to employees and consultants for services	1,306				1,305
Reclassification of warrants to derivative liabilities	(209)				(209)
Issuance of common stock for Integrio acquisition	101				101
Issuance of common stock for Integrio acquisition, shares				1,178
Common shares and warrants issued for cash	1,734				1,734
Common shares and warrants issued for cash, shares				11,111
Cumulative translation adjustment	21							21
Net loss	(27,503)								(27,114)	(389)
Balance at Dec. 31, 2016	2,713	$ 1,340			64,148	$ (695)	(666)	52	(59,473)	(1,995)
Balance, shares at Dec. 31, 2016		2,250		72,396		(1)
Series 1 redeemable convertible preferred stock issued
Common shares issued for services	253				253
Common shares issued for services, shares				5,171
Common shares issued for LightMiner Acquisition	567				$ 567
Common shares issued for LightMiner Acquisition, shares				630
Fractional shares issued for stock split
Fractional shares issued for stock split, shares				50
Redemption of convertible series 1 preferred stock		$ (1,340)			$ 1,340
Redemption of convertible series 1 preferred stock, shares		(2,250)		3,333
Common shares issued in lieu of interest	316				316
Common shares issued in lieu of interest, shares				3,667
Redemption of convertible series 2 preferred stock			$ (1,508)	$ 1	1,508
Redemption of convertible series 2 preferred stock, shares			(4,060)	257,028
Common shares issued for net proceeds from warrants exercised	989				989
Common shares issued for net proceeds from warrants exercised, shares				109,869
Stock options granted to employees and consultants for services	713				713
Common and preferred shares issued for net cash proceeds from a public offering	5,128		$ 1,508		3,620
Common and preferred shares issued for net cash proceeds from a public offering, shares			(4,060)	61,649
Reclassification of warrants to derivative liabilities	(3,773)				(3,773)
Reclassification of warrants from derivative liabilities to APIC	3,773				3,773
Cumulative translation adjustment	(15)							(15)
Net loss	(27,129)								(27,115)	(13)
Balance at Sep. 30, 2017	$ (16,465)			$ 1	$ 73,454	$ (695)	$ (666)	$ 37	$ (86,588)	$ (2,008)
Balance, shares at Sep. 30, 2017				513,792		(1)